Fair value measurement of financial instruments (Tables)	9 Months Ended
Sep. 30, 2022
Fair value measurement of financial instruments [Abstract]
Disclosure of significant unobservable inputs used in fair value measurement of assets

Unlisted equity securities
£’000
Opening balance as at January 1, 2022	2,145
Gain recognised in other comprehensive income	—
Closing balance as at September 30, 2022	2,145